Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 184,677,959.74
Previously Paid Amount	0.00
Total Fee Amount	25,504.03
Total Offset Amount	0.00
Net Fee	$ 25,504.03